Balance Sheet (Parenthetical) - CIK 0001816261 Executive Network Partnering Corp - $ / shares	Sep. 30, 2022	Dec. 31, 2021	Mar. 24, 2021	Dec. 31, 2020	Jul. 17, 2020
Preferred stock par value	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock shares authorized	1,000,000	1,000,000		1,000,000
Preferred stock shares issued	0	0		0
Preferred stock shares outstanding	0	0		0
Common Class A
Temporary Equity, Par or Stated Value Per Share	$ 0.0001	$ 0.0001		$ 0.0001
Temporary equity shares issued	41,400,000	41,400,000		41,400,000
Temporary equity shares outstanding	41,400,000	41,400,000		41,400,000
Temporary equity redemption price per share	$ 10.03	$ 10.00		$ 10.00
Common stock par value	$ 0.0001	$ 0.0001		$ 0.0001
Common stock shares authorized	380,000,000	380,000,000		380,000,000
Common stock shares issued	614,000	614,000		614,000
Common stock shares outstanding	614,000	614,000		614,000
Common Class B
Common stock par value	$ 0.0001	$ 0.0001		$ 0.0001
Common stock shares authorized	1,000,000	1,000,000		1,000,000
Common stock shares issued	300,000	300,000		300,000
Common stock shares outstanding	300,000	300,000	300,000	300,000	120,000
Common Stock Class F
Common stock par value	$ 0.0001	$ 0.0001		$ 0.0001
Common stock shares authorized	50,000,000	50,000,000		50,000,000
Common stock shares issued	828,000	828,000		828,000
Common stock shares outstanding	828,000	828,000		828,000